SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)							3 Months Ended			9 Months Ended			12 Months Ended
		Nov. 30, 2023		Nov. 29, 2023	Nov. 28, 2023	Oct. 28, 2022	Nov. 30, 2023		Nov. 30, 2022	Nov. 30, 2023		Nov. 30, 2022	Feb. 28, 2023		Feb. 28, 2022	Oct. 27, 2023	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022	Aug. 30, 2022	Aug. 09, 2022	Aug. 24, 2021	Feb. 29, 2020	Dec. 30, 2019	Jul. 18, 2016
Short-Term Debt [Line Items]
Convertible notes payable															$ 3,500
Accrued interest		$ 4,774,660					$ 4,774,660			$ 4,774,660			3,060,656	[1]	1,816,009
Conversion of convertible securities															898,705
Purchase of warrants																										47,000,000
Vehicle loan secured by automobile		32,473,346					32,473,346			32,473,346			31,254,346															$ 50,000	$ 100,000
Original issue discount
Amortization of debt expense										1,755,897		$ 1,094,388	1,980,033		7,597,242
Interest expenses							1,581,533		$ 1,271,158	4,940,965		$ 3,448,208	$ 5,426,364		16,129,499
Warrants outstanding																									2,960,500
Debt interest rate													22.00%
Loans payable		32,473,345					32,473,345			32,473,345			$ 31,254,345		$ 26,233,598															$ 3,500
Discount rate															22.00%
Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Purchase of warrants																											329
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable		2,683,357					2,683,357			2,683,357
Accrued interest		1,237,811					1,237,811			1,237,811
Conversion of convertible securities										3,921,168
Notes payable		$ 3,921,168					$ 3,921,168			$ 3,921,168			48,000
Purchase of warrants		450,000,000					450,000,000			450,000,000
Exercise price		$ 0.002					$ 0.002			$ 0.002
Fair value		$ 990,000					$ 990,000			$ 990,000
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
Vehicle loan secured by automobile		$ 3,921,168	[2]				$ 3,921,168	[2]		$ 3,921,168	[2]			[3],[4]
Debt interest rate		12.00%	[2]				12.00%	[2]		12.00%	[2]		25.00%	[3],[4]
Debt periodic payments													$ 4,562
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 1,460,794					$ 1,460,794			$ 1,460,794
Accrued interest		1,593,544					1,593,544			1,593,544
Conversion of convertible securities										3,054,338
Notes payable		$ 3,054,338					$ 3,054,338			$ 3,054,338
Purchase of warrants		250,000,000					250,000,000			250,000,000
Exercise price		$ 0.002					$ 0.002			$ 0.002
Fair value		$ 550,000					$ 550,000			$ 550,000
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Total payments							100,000			300,000
Vehicle loan secured by automobile		$ 2,754,338	[5]				$ 2,754,338	[5]		$ 2,754,338	[5]			[3],[6]
Prepaid expense													78,432
Original issue discount													$ 25,882
Debt interest rate		12.00%	[5]				12.00%	[5]		12.00%	[5]		15.00%	[3],[6]
Discount rate													33.00%
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 103,180					$ 103,180			$ 103,180
Accrued interest		62,425					62,425			62,425
Conversion of convertible securities										165,605
Notes payable		$ 165,605					$ 165,605			$ 165,605
Purchase of warrants		80,000,000					80,000,000			80,000,000
Exercise price		$ 0.002					$ 0.002			$ 0.002
Fair value		$ 176,000					$ 176,000			$ 176,000
Vehicle loan secured by automobile		$ 165,605	[7]				$ 165,605	[7]		$ 165,605	[7]			[3],[8]
Prepaid expense													7,850
Original issue discount													$ 2,590
Debt interest rate		12.00%	[7]				12.00%	[7]		12.00%	[7]		15.00%	[3],[8]
Discount rate													33.00%
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 235,000					$ 235,000			$ 235,000
Accrued interest		75,375					75,375			75,375
Conversion of convertible securities										310,375
Notes payable		$ 310,375					$ 310,375			$ 310,375
Purchase of warrants		25,000,000					25,000,000			25,000,000
Exercise price		$ 0.002					$ 0.002			$ 0.002
Fair value		$ 182,500					$ 182,500			$ 182,500
Vehicle loan secured by automobile		$ 310,375	[9]				$ 310,375	[9]		$ 310,375	[9]			[3],[10]
Prepaid expense													86,567
Original issue discount													$ 28,567
Debt interest rate		12.00%	[9]				12.00%	[9]		12.00%	[9]		15.00%	[3],[10]
Discount rate													33.00%
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Purchase of warrants		50,000,000					50,000,000			50,000,000
Exercise price		$ 0.025					$ 0.025			$ 0.025
Fair value		$ 271,250					$ 271,250			$ 271,250
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		350,000	[11]				350,000	[11]		350,000	[11]			[3],[12]
Prepaid expense		350,000					350,000			350,000			79,104
Original issue discount		35,000					35,000			35,000			$ 26,104
Debt discount		271,250					271,250			271,250
Amortization of debt expense							12,878			105,538
Unamortized discount		$ 31,106					$ 31,106			$ 31,106
Debt interest rate		12.00%	[11]				12.00%	[11]		12.00%	[11]		15.00%	[3],[12]
Discount rate													33.00%
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Purchase of warrants													50,000,000
Exercise price													$ 0.025
Fair value													$ 271,250					$ 302,219
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		350,000	[14]
Prepaid expense													350,000
Original issue discount													$ 35,000					50,000
WarrantsTerm		3 years					3 years			3 years			3 years
Debt discount													$ 271,250
Amortization of debt expense							$ 2,723			$ 4,930			83,338
Unamortized discount		$ 347,290					$ 347,290			$ 347,290			$ 193,515
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[14]
Loans payable																		$ 400,000
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																		61
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 9,200					$ 9,200			$ 9,200
Accrued interest		6,944					6,944			6,944
Conversion of convertible securities										16,144
Notes payable		25,000					25,000			25,000
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		$ 25,000	[15]				$ 25,000	[15]		$ 25,000	[15]			[3],[16]
Prepaid expense													12,000
Original issue discount													$ 3,000
Debt interest rate		12.00%	[15]				12.00%	[15]		12.00%	[15]		15.00%	[3],[16]
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 79,500					$ 79,500			$ 79,500
Accrued interest		28,925					28,925			28,925
Conversion of convertible securities										108,425
Notes payable		145,000					145,000			145,000
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		$ 145,000	[17]				$ 145,000	[17]		$ 145,000	[17]			[3],[18]
Prepaid expense													11,000
Original issue discount													$ 2,450
Debt interest rate		12.00%	[17]				12.00%	[17]		12.00%	[17]		15.00%	[3],[18]
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Purchase of warrants		50,000,000					50,000,000			50,000,000
Exercise price		$ 0.025					$ 0.025			$ 0.025
Fair value		$ 380,174					$ 380,174			$ 380,174
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from January 14, 2024 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		550,000	[19]				550,000	[19]		550,000	[19]			[3]
Prepaid expense		550,000					550,000			550,000			5,000
Original issue discount		$ 250,000					$ 250,000			$ 250,000			$ 1,200
WarrantsTerm		3 years					3 years			3 years
Debt discount		$ 380,174					$ 380,174			$ 380,174
Amortization of debt expense							16,718			129,906
Unamortized discount		$ 50,493					$ 50,493			$ 50,493
Debt interest rate		12.00%	[19]				12.00%	[19]		12.00%	[19]		15.00%	[3]
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants		100,000,000					100,000,000			100,000,000
Exercise price		$ 0.135					$ 0.135			$ 0.135
Fair value		$ 1,342,857					$ 1,342,857			$ 1,342,857
Debt instrument maturity date description					On November 28, 2023, the parties extended the maturity date from February 22, 2024 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		1,650,000	[20]				1,650,000	[20]		1,650,000	[20]			[3],[21]
Prepaid expense		1,650,000					1,650,000			1,650,000			13,000
Original issue discount		$ 150,000					$ 150,000			$ 150,000			$ 3,850
WarrantsTerm		3 years					3 years			3 years
Debt discount		$ 1,342,857					$ 1,342,857			$ 1,342,857
Amortization of debt expense							82,499			462,320
Unamortized discount		$ 426,061					$ 426,061			$ 426,061
Interest expenses															$ 950,000
Debt interest rate		12.00%	[20]				12.00%	[20]		12.00%	[20]		15.00%	[3],[21]
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Purchase of warrants													100,000,000		50,000,000
Exercise price													$ 0.135		$ 0.0164
Fair value													$ 1,342,857
Vehicle loan secured by automobile	[22]												1,650,000
Prepaid expense													1,650,000
Original issue discount													$ 150,000
WarrantsTerm													3 years		3 years
Debt discount													$ 1,342,857
Amortization of debt expense													2,995,719
Unamortized discount													$ 1,112,261
Interest expenses															$ 950,000
Debt interest rate	[22]												12.00%
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable		$ 6,000,000					$ 6,000,000			$ 6,000,000
Purchase of warrants		300,000,000					300,000,000			300,000,000					150,000,000
Exercise price		$ 0.135					$ 0.135			$ 0.135					$ 0.0164
Fair value		$ 4,749,005					$ 4,749,005			$ 4,749,005
Vehicle loan secured by automobile		6,000,000	[23]				6,000,000	[23]		6,000,000	[23]			[3],[24]
Prepaid expense													43,500
Original issue discount		$ 600,000					$ 600,000			$ 600,000			$ 8,000
WarrantsTerm		3 years					3 years			3 years					3 years
Debt discount		$ 4,749,005					$ 4,749,005			$ 4,749,005
Interest expenses															$ 2,850,000
Cash proceeds										$ 5,400,000
Debt interest rate		12.00%	[23]				12.00%	[23]		12.00%	[23]		15.00%	[3],[24]
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Purchase of warrants		170,000,000					170,000,000			170,000,000					85,000,000
Exercise price		$ 0.064					$ 0.064			$ 0.064					$ 0.0164
Fair value		$ 2,035,033					$ 2,035,033			$ 2,035,033
Vehicle loan secured by automobile		2,750,000	[25]				2,750,000	[25]		2,750,000	[25]			[3],[26]
Prepaid expense													85,000
Original issue discount		$ 50,000					$ 50,000			$ 50,000			$ 15,000
WarrantsTerm		3 years					3 years			3 years					3 years
Debt discount		$ 2,035,033					$ 2,035,033			$ 2,035,033
Amortization of debt expense							199,482			530,181
Unamortized discount		$ 264,037					$ 264,037			264,037
Interest expenses															$ 1,615,000
Cash proceeds										$ 2,750,000
Debt interest rate		12.00%	[25]				12.00%	[25]		12.00%	[25]		15.00%	[3],[26]
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Vehicle loan secured by automobile		$ 3,803,360	[27]				$ 3,803,360	[27]		$ 3,803,360	[27]			[3],[28]
Prepaid expense		$ 4,000,160					4,000,160			4,000,160			62,000
Original issue discount													$ 12,000
Repayment of notes							$ 27,000			$ 81,000
Debt interest rate		7.00%	[27]				7.00%	[27]		7.00%	[27]		15.00%	[3],[28]
Promissory Note Payable Thirteen [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares										184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants		250,000,000					250,000,000			250,000,000
Exercise price		$ 0.037					$ 0.037			$ 0.037
Fair value		$ 1,284,783					$ 1,284,783			$ 1,284,783
Vehicle loan secured by automobile		1,650,000	[29]				1,650,000	[29]		1,650,000	[29]			[3],[30]
Prepaid expense		1,650,000					1,650,000			1,650,000			31,000
Original issue discount		$ 150,000					$ 150,000			$ 150,000			$ 6,000
WarrantsTerm		3 years					3 years			3 years
Debt discount		$ 1,284,783					$ 1,284,783			$ 1,284,783
Amortization of debt expense							146,393			348,667
Unamortized discount		$ 865,764					$ 865,764			$ 865,764
Debt interest rate		12.00%	[29]				12.00%	[29]		12.00%	[29]		15.00%	[3],[30]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description				On November 29, 2023, the parties extended the maturity date from July 28, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		$ 170,000	[31]				$ 170,000	[31]		$ 170,000	[31]			[3],[32]
Prepaid expense		170,000					170,000			170,000			50,000
Original issue discount		0					0			0			$ 10,000
Amortization of debt expense							0			9,026
Unamortized discount		$ 20,000					$ 20,000			$ 20,000
Debt interest rate		15.00%	[31]				15.00%	[31]		15.00%	[31]		15.00%	[3],[32]
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable		$ 3,000,000					$ 3,000,000			$ 3,000,000
Fair value		2,960,500					2,960,500			2,960,500
Vehicle loan secured by automobile		3,000,000	[33]				3,000,000	[33]		3,000,000	[33]			[3],[34]
Prepaid expense													42,000
Original issue discount		16,552					16,552			16,552			$ 7,000
Debt discount		$ 39,500					39,500			39,500
Amortization of debt expense							$ 4,923			$ 14,216
Warrants outstanding		955,000,000					955,000,000			955,000,000
Debt interest rate		15.00%	[33]				15.00%	[33]		15.00%	[33]		15.00%	[3],[34]
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description				On November 29, 2023, the parties extended the maturity date from September 7, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		$ 400,000	[35]				$ 400,000	[35]		$ 400,000	[35]			[3],[36]
Prepaid expense		400,000					400,000			400,000			300,000
Original issue discount		0					0			0			$ 50,000
Amortization of debt expense							0			27,821
Unamortized discount		$ 50,000					$ 50,000			$ 50,000
Debt interest rate		15.00%	[35]				15.00%	[35]		15.00%	[35]		10.00%	[3],[36]
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description				On November 29, 2023, the parties extended the maturity date from September 8, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		$ 475,000	[37]				$ 475,000	[37]		$ 475,000	[37]			[3],[38]
Prepaid expense		475,000					475,000			475,000
Original issue discount		0					0			0
Amortization of debt expense							0			36,729
Unamortized discount		$ 75,000					$ 75,000			$ 75,000
Debt interest rate		15.00%	[37]				15.00%	[37]		15.00%	[37]		12.00%	[3],[38]
Interest repayable													$ 150,000
Promissory Note Payable Eighteen [Member] | First 6 Months [Member]
Short-Term Debt [Line Items]
Debt periodic payments													2,000
Promissory Note Payable Eighteen [Member] | Next 22 Months [Member]
Short-Term Debt [Line Items]
Debt periodic payments													$ 8,500
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants													70,000,000
Exercise price													$ 0.00165
Fair value													$ 41,176
Debt instrument maturity date description				On November 29, 2023, the parties extended the maturity date from October 13, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Vehicle loan secured by automobile		$ 350,000	[39]				$ 350,000	[39]		$ 350,000	[39]			[3],[40]
Prepaid expense		350,000					350,000			350,000			110,000
Original issue discount		0					0			0			$ 10,000
WarrantsTerm													3 years
Debt discount													$ 41,176
Amortization of debt expense							13,295			25,585
Unamortized discount		$ 50,000					$ 50,000			$ 50,000
Debt interest rate		15.00%	[39]				15.00%	[39]		15.00%	[39]		12.00%	[3],[40]
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable						$ 400,000
Fair value						299,399																		$ 299,750
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]			[3],[41]
Original issue discount						50,000																		50,000
Amortization of debt expense							3,274			7,613
Unamortized discount		$ 340,411				500,000	$ 340,411			$ 340,411
Cash proceeds						350,000
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		15.50%	[3],[41]
Loans payable						$ 400,000																		$ 400,000
Debt periodic payments													$ 4,060
Interest repayable													$ 65,000
Promissory Note Payable Twenty [Member] | Series F Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants						329
Promissory Note Payable Twenty [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants						61
Promissory Note Payable Twenty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants						61																		61
Promissory Note Payable Twenty [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares						1
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable						$ 4,000,000
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Purchase of warrants													230,000,000
Exercise price													$ 0.00165
Fair value													$ 125,814
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]			[3],[42]
Prepaid expense													300,000
Original issue discount													$ 25,000
WarrantsTerm													3 years
Debt discount													$ 125,814
Amortization of debt expense							3,234			7,510
Unamortized discount		$ 340,929					$ 340,929			$ 340,929
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		15.00%	[3],[42]
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Purchase of warrants													100,000,000
Exercise price													$ 0.002
Fair value													$ 54,545										$ 302,020
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]			[3],[43]
Prepaid expense													82,500
Original issue discount													$ 7,500										50,000
WarrantsTerm													3 years
Debt discount													$ 54,545
Amortization of debt expense							2,991			6,891
Unamortized discount		$ 343,990					$ 343,990			$ 343,990
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[3],[43]
Loans payable																							$ 400,000
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																							61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 2,683,357
Accrued interest													1,237,811
Conversion of convertible securities													3,921,168
Notes payable													$ 3,921,168
Purchase of warrants													450,000,000
Exercise price													$ 0.002
Fair value													$ 990,000									$ 299,959
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		$ 3,921,168	[44]
Original issue discount																						50,000
Amortization of debt expense							3,295			7,665
Unamortized discount		$ 340,151					$ 340,151			$ 340,151
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[44]
Loans payable																						$ 400,000
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																						61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 1,460,794
Accrued interest													1,593,544
Conversion of convertible securities													3,054,338
Notes payable													$ 3,054,338
Purchase of warrants													250,000,000
Exercise price													$ 0.002
Fair value													$ 550,000								$ 299,959
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		$ 3,054,338	[45]
Original issue discount																					50,000
Amortization of debt expense							3,355			7,821
Unamortized discount		$ 339,368					$ 339,368			$ 339,368
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[45]
Loans payable																					$ 400,000
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																					61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 103,180
Accrued interest													62,425
Conversion of convertible securities													165,605
Notes payable													$ 165,605
Purchase of warrants													80,000,000
Fair value													$ 176,000							$ 299,959
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		$ 165,605	[46]
Original issue discount																				50,000
Amortization of debt expense							3,231			7,503
Unamortized discount		$ 340,923					$ 340,923			$ 340,923
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[46]
Loans payable																				$ 400,000
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 235,000
Accrued interest													75,375
Conversion of convertible securities													310,375
Notes payable													$ 310,375
Purchase of warrants													25,000,000
Exercise price													$ 0.002
Fair value													$ 182,500						$ 296,245
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		$ 310,375	[47]
Original issue discount																			50,000
Amortization of debt expense							3,335			6,608
Unamortized discount		$ 339,637					$ 339,637			$ 339,637
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[47]
Loans payable																			$ 400,000
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 9,200
Accrued interest													6,944
Conversion of convertible securities													16,144
Notes payable													25,000
Fair value																	$ 348,983
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		$ 25,000	[48]
Original issue discount																	50,000
Amortization of debt expense							0			0
Unamortized discount		$ 398,983					$ 398,983			$ 398,983
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[48]
Loans payable																	$ 400,000
Promissory Note Payable Twenty Eight [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																	61
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 79,500
Accrued interest													28,925
Conversion of convertible securities													108,425
Notes payable													145,000
Fair value																$ 261,759
Vehicle loan secured by automobile		$ 400,000	[13]				$ 400,000	[13]		$ 400,000	[13]		$ 145,000	[49]
Original issue discount																50,000
Amortization of debt expense							2,044			2,044
Unamortized discount		$ 309,715					$ 309,715			$ 309,715
Debt interest rate		15.00%	[13]				15.00%	[13]		15.00%	[13]		12.00%	[49]
Loans payable																$ 400,000
Promissory Note Payable Twenty Nine [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																61
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Purchase of warrants													50,000,000
Exercise price													$ 0.025
Fair value													$ 380,174
Vehicle loan secured by automobile			[50],[51]					[50],[51]			[50],[51]		550,000	[52]
Prepaid expense													550,000
Original issue discount													$ 250,000
WarrantsTerm													3 years
Debt discount													$ 380,174
Amortization of debt expense													127,897
Unamortized discount													$ 239,336
Debt interest rate		35.00%	[50],[51]				35.00%	[50],[51]		35.00%	[50],[51]		12.00%	[52]
Promissory Note Payable Thirty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Total payments		$ 477,750
Debt interest rate		35.00%					35.00%			35.00%
Loans payable		$ 350,000					$ 350,000			$ 350,000
Monthly payments		thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Accrued interest													$ 342,138
Notes payable													2,004,091
Vehicle loan secured by automobile													1,661,953
Accrued liability													$ 62,979
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Purchase of warrants													170,000,000		85,000,000
Exercise price													$ 0.064		$ 0.0164
Fair value													$ 2,035,033
Vehicle loan secured by automobile	[53]												6,000,000
Prepaid expense													2,750,000
Original issue discount													$ 50,000
WarrantsTerm													3 years		3 years
Debt discount													$ 2,035,033
Amortization of debt expense													455,527
Unamortized discount													$ 794,218
Interest expenses															$ 1,615,000
Debt interest rate	[53]												12.00%
Promissory Note Payable Thirty Two [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Notes payable													$ 6,000,000
Purchase of warrants													300,000,000		150,000,000
Exercise price													$ 0.135		$ 0.0164
Fair value													$ 4,749,005
Original issue discount													$ 600,000
WarrantsTerm													3 years		3 years
Debt discount													$ 4,749,005
Amortization of debt expense													0
Unamortized discount													0
Cash proceeds													5,400,000
Fair value of warrants															$ 2,850,000
Promissory Note Payable Thirty Three [Member]
Short-Term Debt [Line Items]
Vehicle loan secured by automobile	[54]												2,750,000
Prepaid expense													4,000,160
Repayment of notes													$ 115,800
Debt interest rate	[54]												12.00%
Promissory Note Payable Thirty Three [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares													184
Promissory Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Purchase of warrants													250,000,000
Exercise price													$ 0.037
Fair value													$ 1,284,783
Vehicle loan secured by automobile	[55]												3,884,360
Prepaid expense													1,650,000
Original issue discount													$ 150,000
WarrantsTerm													3 years
Debt discount													$ 1,284,783
Amortization of debt expense													188,002
Unamortized discount													$ 1,214,431
Debt interest rate	[55]												7.00%
Promissory Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Vehicle loan secured by automobile	[56]												$ 170,000
Prepaid expense													170,000
Original issue discount													20,000
Amortization of debt expense													10,974
Unamortized discount													$ 9,026
Debt interest rate	[56]												15.00%
Promissory Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Vehicle loan secured by automobile	[57]												$ 3,000,000
Prepaid expense													400,000
Original issue discount													50,000
Amortization of debt expense													22,179
Unamortized discount													$ 27,821
Debt interest rate	[57]												15.00%
Promissory Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Notes payable													$ 3,000,000
Fair value													2,960,500
Vehicle loan secured by automobile	[58]												400,000
Debt discount													39,500
Amortization of debt expense													8,632
Unamortized discount													$ 30,868
Warrants outstanding													955,000,000
Debt interest rate	[58]												15.00%
Promissory Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Vehicle loan secured by automobile	[59]												$ 475,000
Prepaid expense													475,000
Original issue discount													75,000
Amortization of debt expense													38,271
Unamortized discount													$ 32,909
Debt interest rate	[59]												15.00%
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Vehicle loan secured by automobile	[60]												$ 350,000
Prepaid expense													350,000
Original issue discount													50,000
Amortization of debt expense													17,091
Unamortized discount													$ 46,407
Debt interest rate	[60]												15.00%
Promissory Note Payable Forty One [Member]
Short-Term Debt [Line Items]
Notes payable						400,000
Fair value						299,399
Vehicle loan secured by automobile	[61]												$ 400,000
Original issue discount						50,000
Amortization of debt expense													1,375
Unamortized discount						500,000							$ 348,024
Cash proceeds						350,000
Debt interest rate	[61]												15.00%
Loans payable						$ 400,000
Promissory Note Payable Forty One [Member] | Series F Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants						329
Promissory Note Payable Forty One [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants						61
Promissory Note Payable Forty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants						61
Promissory Note Payable Forty One [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares						1
Promissory Note Payable Forty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable						$ 4,000,000
Promissory Note Payable Forty Two [Member]
Short-Term Debt [Line Items]
Fair value																								$ 299,750
Vehicle loan secured by automobile	[61]												$ 400,000
Original issue discount																								50,000
Amortization of debt expense													1,312
Unamortized discount													$ 348,438
Debt interest rate	[61]												15.00%
Loans payable																								$ 400,000
Promissory Note Payable Forty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																								61
Promissory Note Payable Forty Three [Member]
Short-Term Debt [Line Items]
Fair value																							$ 302,020
Vehicle loan secured by automobile	[61]												$ 400,000
Original issue discount																							50,000
Amortization of debt expense													1,139
Unamortized discount													$ 350,881
Debt interest rate	[61]												15.00%
Loans payable																							$ 400,000
Promissory Note Payable Forty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																							61
Promissory Note Payable Forty Four [Member]
Short-Term Debt [Line Items]
Fair value																						$ 299,959
Vehicle loan secured by automobile	[61]												$ 400,000
Original issue discount																						50,000
Amortization of debt expense													2,143
Unamortized discount													$ 347,815
Debt interest rate	[61]												15.00%
Loans payable																						$ 400,000
Promissory Note Payable Forty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																						61
Promissory Note Payable Forty Five [Member]
Short-Term Debt [Line Items]
Fair value																					$ 299,959
Vehicle loan secured by automobile	[61]												$ 400,000
Original issue discount																					50,000
Amortization of debt expense													802
Unamortized discount													$ 347,189
Debt interest rate	[61]												15.00%
Loans payable																					$ 400,000
Promissory Note Payable Forty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																					61
Promissory Note Payable Forty Six [Member]
Short-Term Debt [Line Items]
Fair value																				$ 299,959
Vehicle loan secured by automobile	[61]												$ 400,000
Original issue discount																				50,000
Amortization of debt expense													100
Unamortized discount													$ 348,426
Debt interest rate	[61]												15.00%
Loans payable																				$ 400,000
Promissory Note Payable Forty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				61

[1]	Derived from audited information
[2]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[3]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[4]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[5]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $100,000 and $300,000 has been repaid the three and nine months ended November 30, 2023. The balance at November 30,2023 is now $2,754,338. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[6]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.
[7]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[8]	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.
[9]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[10]	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.
[11]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $12,878 and $105,538, respectively, with an unamortized discount of $31,106 at November 30, 2023. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[12]	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.
[13]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows:
[14]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $83,338, with an unamortized discount of $193,515 at February 28, 2023.
[15]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[16]	Original $12,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[17]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[18]	Original $11,000 note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance. The loan and accrued interest were fully paid in March 2022.
[19]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $16,718 and $129,906 respectively, with an unamortized discount of $50,493 at November 30, 2023. On November 28, 2023, the parties extended the maturity date from January 14, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[20]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $82,499 and $462,320 respectively, with an unamortized discount of $426,061 at November 30, 2023. On November 28, 2023, the parties extended the maturity date from February 22, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[21]	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.
[22]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $2,995,719, with an unamortized discount of $1,112,261 at February 28, 2023. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[23]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[24]	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[25]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $199,482 and $530,181 respectively, with an unamortized discount of $264,037 at November 30, 2023.
[26]	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[27]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the three and nine months ended November 30, 2023 there were repayments of $27,000 and $81,000 . respectively on the note.
[28]	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[29]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $146,393 and $348,667 respectively, with an unamortized discount of $865,764 at November 30, 2023.
[30]	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[31]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $0 and $9,026 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from July 28, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[32]	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[33]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $4,923 and $14,216 respectively, with an unamortized discount of $16,552 at November 30, 2023.
[34]	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[35]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $0 and $27,821 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from September 7, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[36]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.
[37]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $0 and $36,729 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from September 8, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[38]	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[39]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $13,295 and $25,585 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from October 13, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[40]	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.
[41]	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[42]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[43]	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[44]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[45]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[46]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[47]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[48]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[49]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[50]	Funds received December 1 , 2023, after reporting period.
[51]	On November 30, 2023 , the Company entered into an agreement where the lender will buy pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. As the proceeds were received on December 1, 2023 , this loan will be recorded next quarter. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment.
[52]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $127,897, respectively, with an unamortized discount of $239,336 at February 28, 2023.
[53]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the years ended February 28, 2023, the Company recorded amortization expense of $0 with an unamortized discount of $0 at February 28, 2023. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[54]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $455,527, with an unamortized discount of $794,218 at February 28, 2023. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[55]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the year ended February 28, 2023 there was repayments $115,800 on the note.
[56]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $10,974, with an unamortized discount of $9,026 at February 28, 2023.
[57]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the year ended February 28, 2023, the Company recorded amortization expense of $8,632, with an unamortized discount of $30,868 at February 28, 2023.
[58]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $22,179 with an unamortized discount of $27,821 at February 28, 2023.
[59]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $38,271 with an unamortized discount of $32,909 at February 28, 2023.
[60]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $17,091 with an unamortized discount of $46,407 at February 28, 2023.
[61]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows: